Business and Credit Concentrations	12 Months Ended
Dec. 31, 2011
Business and Credit Concentrations [Abstract]
Business and Credit Concentrations
12.	Business and Credit Concentrations

Concentrations of Market Risk. The future results of the Company’s oil and gas operations will be affected by the market prices of oil and gas. A readily available market for crude oil, natural gas and liquid products in the future will depend on numerous factors beyond the control of the Company, including weather, imports, marketing of competitive fuels, proximity and capacity of oil and gas pipelines and other transportation facilities, any oversupply or undersupply of oil, gas and liquid products, the regulatory environment, the economic environment and other regional and political events, none of which can be predicted with certainty.

The Company operates in the exploration, development and production phase of the oil and gas industry. Its receivables include amounts due from DNR Oil & Gas, Inc. (“DNR”), a related party that operates the Company’s oil and gas properties and collects remittances from the purchasers of the Company’s oil and natural gas. The Company believes that no single customer or joint venture partner exposes the Company to significant credit risk. While certain of these customers and joint venture partners are affected by periodic downturns in the economy in general or in their specific segment of the natural gas or oil industry, the Company believes that its level of credit-related losses due to such economic fluctuations has been and will continue to be immaterial to the Company’s results of operations in the long-term. Trade receivables are not collateralized.

Concentrations of Credit Risk. The Company maintains its cash in bank accounts that, at times, may exceed federally insured limits. At December 31, 2011, the Company had approximately $793,000 of cash in bank accounts that exceeded the $250,000 federally insured limit. The difference between this amount and the amount of cash and equivalents shown in the 2011 consolidated balance sheets is primarily attributable to outstanding checks. The Company has not experienced any losses related to investments in cash and equivalents.